Shareholder Report, Line Graph (Details) LMA4500_ClearBridge Emerging Markets Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 1,849,052	$ 1,543,776	$ 1,408,337	$ 2,155,230	$ 1,843,135	$ 1,554,829	$ 1,495,687	$ 1,567,799	$ 1,209,672	$ 1,000,000	$ 2,173,986
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	1,893,287	1,510,362	1,254,581	1,676,490	1,352,928	1,313,501	1,329,844	1,306,811	1,092,563	1,000,000	$ 2,204,646
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	$ 1,838,138	$ 1,458,236	$ 1,305,501	$ 1,816,076	$ 1,536,388	$ 1,389,909	$ 1,418,512	$ 1,430,123	$ 1,167,834	$ 1,000,000	$ 2,156,552